CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Issued capital [Member]	Share Based Payments [Member]	Other comprehensive income (loss) [Member]	Equity component of convertible debenture [Member]	Total equity reserves [Member]	Retained earnings [Member]	Total
Balance (in shares) at Dec. 31, 2020	221,965,011
Balance at Dec. 31, 2020	$ 1,087,139	$ 75,420	$ 7,413	$ 19,164	$ 101,997	$ (338,900)	$ 850,236
Statement [Line Items]
Net loss for the period						(4,923)	(4,923)
Other comprehensive loss			(13,800)		(13,800)		(13,800)
Total comprehensive income (loss)			(13,800)		(13,800)	(4,923)	(18,723)
Share-based payments		12,421			12,421		12,421
Acquisition of Jerritt Canyon (in shares)	26,719,727
Acquisition of Jerritt Canyon	$ 416,561	23,150			23,150		439,711
Sprott private placement (in shares)	1,705,514
Sprott private placement	$ 26,589						$ 26,589
Prospectus offerings (in shares)	4,225,000						4,225,000
Prospectus offerings	$ 66,674						$ 66,674
Debt settlement (in shares)	2,579,093
Debt settlement	$ 27,733			(46,127)	(46,127)		(18,394)
Exercise of stock options (in shares)	2,502,234
Exercise of stock options	$ 30,436	(8,643)			(8,643)		21,793
Acquisition of Springpole Silver Stream (in shares)	287,300
Acquisition of Springpole Silver Stream	$ 3,750						3,750
Settlement of restricted and deferred share units (in shares)	73,692
Settlement of restricted and deferred share units	$ 941	(963)			(963)		(22)
Equity component of convertible notes net of tax				30,908	30,908		30,908
Shares repurchased and cancelled (in shares)	(6,913)
Shares repurchased and cancelled	$ (42)						(42)
Dividend declared						(3,930)	(3,930)
Balance (in shares) at Dec. 31, 2021	260,050,658
Balance at Dec. 31, 2021	$ 1,659,781	101,385	(6,387)	3,945	98,943	(347,753)	1,410,971
Statement [Line Items]
Net loss for the period						(114,276)	(114,276)
Other comprehensive loss			(9,539)		(9,539)		(9,539)
Total comprehensive income (loss)			(9,539)		(9,539)	(114,276)	(123,815)
Share-based payments		13,615			13,615		$ 13,615
Prospectus offerings (in shares)	11,869,145						11,869,145
Prospectus offerings	$ 113,395						$ 113,395
Exercise of stock options (in shares)	609,623
Exercise of stock options	$ 6,872	(2,208)			(2,208)		4,664
Settlement of restricted and deferred share units (in shares)	148,553
Settlement of restricted and deferred share units	$ 1,897	(1,897)			(1,897)
Shares repurchased and cancelled (in shares)	(100,000)
Shares repurchased and cancelled	$ (665)						(665)
Dividend declared						(6,867)	(6,867)
Balance (in shares) at Dec. 31, 2022	272,577,979
Balance at Dec. 31, 2022	$ 1,781,280	$ 110,895	$ (15,926)	$ 3,945	$ 98,914	$ (468,896)	$ 1,411,298